Investments in Unconsolidated Joint Ventures (Other Joint Ventures) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) a ft² bldg investment	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	72
Philadelphia | Other Joint Ventures
Schedule of Equity Method Investments [Line Items]
Ownership percentage	20.00%
Building and Building Improvements | Other Joint Ventures
Schedule of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Building and Building Improvements | Orlando | Other Joint Ventures
Schedule of Equity Method Investments [Line Items]
Number of equity method investments (in investments) | investment	3,000,000
Number of buildings (in buildings) | bldg	7,000,000
Building and Building Improvements | United Kingdom | Other Joint Ventures
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of joint venture		$ 13,700,000
Loss on sale of join venture		$ 6,000
Building and Building Improvements | Philadelphia | Other Joint Ventures
Schedule of Equity Method Investments [Line Items]
Number of buildings (in buildings) | bldg	1
Leaseable square feet (in sqft) | ft²	48,000
Purchase price	$ 15,000,000.0
Land and Land Improvements | Philadelphia | Other Joint Ventures
Schedule of Equity Method Investments [Line Items]
Acres of developable land (in acres) | a	1
Investments in and advances to unconsolidated joint ventures | Cambridge Medipark Ltd | Equity Method Investee | United Kingdom | Other Joint Ventures
Schedule of Equity Method Investments [Line Items]
Notes payable	$ 2,400,000		$ 2,500,000